Cover	Nov. 13, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2026
Entity File Number	001-40943
Entity Registrant Name	Biofrontera Inc.
Entity Central Index Key	0001858685
Entity Tax Identification Number	47-3765675
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	660 Main Street
Entity Address, Address Line Two	First Floor
Entity Address, City or Town	Woburn
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01801
City Area Code	(781)
Local Phone Number	245-1325
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.001 per share
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	BFRI
Security Exchange Name	NASDAQ
Warrants to purchase common stock
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	BFRIW
Security Exchange Name	NASDAQ